Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	$ 3,938,564	$ 3,607,470	$ 6,185,425
Purchases/Sales	(4,135,824)	179,986	(1,613,587)
Cash Dividends	(143,844)		(202,709)
Share of Profit (loss) for the Year	341,107	151,108	(761,659)
Ending balance	3	3,938,564	3,607,470
Cobranzas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	(26,636)	24,327	27,814
Share of Profit (loss) for the Year	(49,983)	(50,963)	(3,487)
Ending balance	(76,619)	(26,636)	24,327
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	4	4	4
Share of Profit (loss) for the Year	(1)
Ending balance	3	4	4
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	4	4	4
Share of Profit (loss) for the Year	(4)
Ending balance		4	4
Galicia Seguros S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	5	5	5
Share of Profit (loss) for the Year	(5)
Ending balance		5	5
Ondara S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	11,382	12,660	14,815
Cash Dividends			109
Share of Profit (loss) for the Year	(879)	(1,278)	(2,264)
Ending balance	10,503	11,382	12,660
Tarjeta Naranja S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	3,439,901	3,121,583	5,688,995
Purchases/Sales			(1,613,587)
Cash Dividends			(287,822)
Share of Profit (loss) for the Year	514,371	318,318	(666,003)
Ending balance	3,954,272	3,439,901	3,121,583
Tarjetas Regionales S.A. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	534,426	448,887	453,788
Purchases/Sales	(4,135,824)	179,986
Cash Dividends	(143,844)		85,004
Share of Profit (loss) for the Year	(72,119)	(94,447)	(89,905)
Ending balance	(3,817,361)	534,426	$ 448,887
Naranja Digital Compañía Financiera S.A.U. [member]
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	(20,522)
Share of Profit (loss) for the Year	(50,273)	(20,522)
Ending balance	$ (70,795)	$ (20,522)